Retirement Benefits (Effects of One Percentage Point Change in Assumed Health Care Cost Trend Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
U.S. Plans [Member]
Effect on total of service and interest cost components 1 Percentage Point Increase	$ 0
Effect on total of service and interest cost components 1 Percentage Point Decrease	0
Effect on postretirement benefit obligation 1 Percentage Point Increase	1
Effect on postretirement benefit obligation 1 Percentage Point Decrease	(5)
Non-U.S. Plans [Member]
Effect on total of service and interest cost components 1 Percentage Point Increase	1
Effect on total of service and interest cost components 1 Percentage Point Decrease	(1)
Effect on postretirement benefit obligation 1 Percentage Point Increase	12
Effect on postretirement benefit obligation 1 Percentage Point Decrease	$ (10)